Goodwill and Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill and intangible assets impairments					$ 0	$ 12,660	$ 1,822,089
Goodwill, impairment loss	$ 0	$ 121,400	$ 1,389,900		$ 0	0	$ 1,511,264
Impairment valuation discount rate		15.50%			12.50%		15.50%
Goodwill and tradename impairment loss					$ 0
Difference between impairment valuation rate used and assumed		4.00%					4.00%
Foreign currency translation impacts on goodwill					0	100
Amortization of intangible assets						2,700	$ 13,600
Finite lived intangible assets					0
Loyalty redemption platform
Goodwill [Line Items]
Impairment valuation discount rate	13.50%
Loyalty redemption platform | Property, Plant and Equipment, Other Types
Goodwill [Line Items]
Asset impairment charges					1,900
Loyalty redemption platform | Prepaid Customer Acquisition Costs
Goodwill [Line Items]
Asset impairment charges					4,400
Crypto services
Goodwill [Line Items]
Impairment valuation discount rate	35.00%
Difference between impairment valuation rate used and assumed	4.00%
Crypto services | Property, Plant and Equipment, Other Types
Goodwill [Line Items]
Asset impairment charges					11,000
Trademarks / trade names
Goodwill [Line Items]
Indefinite-lived intangible asset impairments	$ 3,700	$ 5,000	26,500		0	5,100
Impairment valuation discount rate	25.00%
Trade names
Goodwill [Line Items]
Indefinite-lived intangible asset impairments				$ 1,400
Licenses
Goodwill [Line Items]
Indefinite-lived intangible asset impairments		110,000	$ 131,300			611
Licenses | Crypto services
Goodwill [Line Items]
Asset impairment charges					600
Technology
Goodwill [Line Items]
Indefinite-lived intangible asset impairments		$ 38,000
Customer relationships
Goodwill [Line Items]
Finite-lived intangible asset impairments	$ 16,600					0
Finite lived intangible assets				0		0
Customer relationships | Loyalty redemption platform
Goodwill [Line Items]
Asset impairment charges					16,700
Customer relationships | Crypto services
Goodwill [Line Items]
Asset impairment charges					9,400
Customer relationships | Apex (Bakkt Crypto)
Goodwill [Line Items]
Finite-lived intangible asset impairments	0
Technology
Goodwill [Line Items]
Finite-lived intangible asset impairments	3,100					4,358
Finite lived intangible assets				$ 0		$ 0
Technology | Loyalty redemption platform
Goodwill [Line Items]
Asset impairment charges					8,600
Technology | Crypto services
Goodwill [Line Items]
Asset impairment charges					8,000
Technology | Apex (Bakkt Crypto)
Goodwill [Line Items]
Finite-lived intangible asset impairments	$ 0
Use Rights | Loyalty redemption platform
Goodwill [Line Items]
Asset impairment charges					4,500
Use Rights | Crypto services
Goodwill [Line Items]
Asset impairment charges					$ 4,400